Summary of Significant Accounting Policies - Product warranties, current and non-current, revenue recognition, selling and marketing expenses and government grants (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Accrued warranty	¥ 7,145,898	¥ 5,159,787	¥ 3,251,112
Including: Accrued warranty, current	1,602,897	518,441
Accrued warranty, non-current	5,543,001	4,641,346
Advertising, marketing and promotional expenses	1,601,474	1,576,325	1,411,474
Government grants	¥ 1,609,881	¥ 1,728,877	¥ 1,080,373
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Government subsidies
Summary of Significant Accounting Policies
Liabilities from government grants	¥ 476,047	¥ 538,904
Government Assistance, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent